RELATED PARTY TRANSACTIONS (Details) - Schedule of Deposits - Key management personnel of entity or parent [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deposits
Deposits	£ 20	£ 12	£ 13
Placed (includes deposits of appointed key management personnel)	33	41	41
Withdrawn (includes deposits of former key management personnel)	(33)	(33)	(42)
Deposits	£ 20	£ 20	£ 12